PGIM Jennison Focused International Equity ETF Expense Example, No Redemption - PGIM Jennison Focused International Equity ETF - No Share Class	Aug. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 55
Expense Example, No Redemption, 3 Years	173
Expense Example, No Redemption, 5 Years	302
Expense Example, No Redemption, 10 Years	$ 677